American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2022

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.0%
Equity Growth Fund G Class	1,420,418	34,658,206
Focused Dynamic Growth Fund G Class	836,172	33,179,286
Focused Large Cap Value Fund G Class	8,591,202	84,966,990
Growth Fund G Class	1,293,925	49,971,365
Heritage Fund G Class	2,036,895	43,406,242
Mid Cap Value Fund G Class	3,380,720	54,057,718
Small Cap Growth Fund G Class	600,787	11,006,425
Small Cap Value Fund G Class	1,144,944	11,014,358
Sustainable Equity Fund G Class	1,656,941	64,968,652
		387,229,242
International Equity Funds — 24.5%
Emerging Markets Fund G Class	4,274,168	38,723,961
Global Real Estate Fund G Class	1,519,486	16,668,766
International Growth Fund G Class	4,633,111	45,450,821
International Small-Mid Cap Fund G Class	1,967,058	17,074,064
International Value Fund G Class	3,585,541	23,807,995
Non-U.S. Intrinsic Value Fund G Class	3,192,724	25,062,887
		166,788,494
Domestic Fixed Income Funds — 13.4%
Diversified Bond Fund G Class	6,947,976	62,531,781
High Income Fund G Class	2,028,454	16,268,203
Inflation-Adjusted Bond Fund G Class	1,142,096	12,540,219
		91,340,203
International Fixed Income Funds — 5.1%
Emerging Markets Debt Fund G Class	1,150,962	9,472,418
Global Bond Fund G Class	2,911,519	25,388,443
		34,860,861
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $698,408,154)		680,218,800
OTHER ASSETS AND LIABILITIES†		(53,386)
TOTAL NET ASSETS — 100.0%		$680,165,414

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$36,446	$463	$260	$(1,991)	$34,658	1,420	$(40)	$139
Focused Dynamic Growth Fund	37,093	1,650	2,927	(2,636)	33,180	836	(624)	—
Focused Large Cap Value Fund	88,546	1,771	4,923	(427)	84,967	8,591	(432)	626
Growth Fund	55,106	2,182	2,144	(5,173)	49,971	1,294	(306)	—
Heritage Fund	47,522	1,219	4,361	(974)	43,406	2,037	(807)	—
Mid Cap Value Fund	56,690	401	1,529	(1,504)	54,058	3,381	(97)	401
Small Cap Growth Fund	11,372	—	153	(212)	11,007	601	(52)	—
Small Cap Value Fund	12,097	51	527	(607)	11,014	1,145	49	51
Sustainable Equity Fund	69,615	1,118	2,255	(3,509)	64,969	1,657	313	—
Emerging Markets Fund	41,323	3,300	263	(5,636)	38,724	4,274	(91)	—
Global Real Estate Fund	17,746	1,534	—	(2,611)	16,669	1,519	—	—
International Growth Fund	49,655	1,923	401	(5,726)	45,451	4,633	(133)	—
International Small-Mid Cap Fund	18,661	177	—	(1,764)	17,074	1,967	—	—
International Value Fund	25,004	841	—	(2,037)	23,808	3,586	—	—
Non-U.S. Intrinsic Value Fund	26,404	1,338	—	(2,679)	25,063	3,193	—	—
Diversified Bond Fund	66,678	6,151	4,884	(5,413)	62,532	6,948	(688)	537
High Income Fund	17,131	281	325	(819)	16,268	2,028	(56)	281
Inflation-Adjusted Bond Fund	13,615	31	—	(1,106)	12,540	1,142	—	—
Emerging Markets Debt Fund	9,956	56	—	(540)	9,472	1,151	—	56
Global Bond Fund	26,436	1,264	458	(1,854)	25,388	2,912	(80)	169
	$727,096	$25,751	$25,410	$(47,218)	$680,219	54,315	$(3,044)	$2,260
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.